Average Annual Total Returns (Vanguard Massachusetts Tax-Exempt Fund, Vanguard Massachusetts Tax-Exempt Fund - Investor Shares)	12 Months Ended
Nov. 30, 2012
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.46%
Five Years	5.42%
Ten Years	4.72%
Inception Date	Dec. 09, 1998
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.46%
Five Years	5.42%
Ten Years	4.72%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.36%
Five Years	5.19%
Ten Years	4.62%
Barclays Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.78%
Five Years	5.91%
Ten Years	5.10%
Barclays MA Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.02%
Five Years	5.96%
Ten Years	none
Spliced MA Tax-Exempt Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.02%
Five Years	5.96%
Ten Years	5.10%